EMPLOYEES BENEFITS PLANS (Details Narrative) - BRL (R$)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Actuarial gain (loss) on pension and post-employment plans			R$ 11,729
[custom:OtherComprehensiveIncomeBeforeTaxGainsLossesOnRemeasurementsOfDefinedBenefitPlans1]	R$ 3,694	R$ 7,170		R$ 20,134